Employee benefits - Executive compensation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Key management personnel compensation, contractual retirement bonuses and defined-benefit supplementary pension plan	€ 2	€ 4	€ 4
Maximum number of months for contractual termination settlement of executive committee members	15 months
Chief Executive Officer
Disclosure of defined benefit plans [line items]
Gross severance pay calculated based on number of months of fixed compensation and annual variable compensation paid	12 months
Annual variable compensation calculated based on average annual variable compensation paid for number of months prior to departure from the Company	24 months
Term of performance conditions for annual variable compensation for severance pay	2 years
Percentage of performance conditions for annual variable compensation for severance pay	90.00%
Maximum number of months of fixed compensation and annual variable compensation payable as severance pay and non-compete compensation	24 months